Litigation (Detail)	Mar. 06, 2013 USD ($) Claim	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims accrual | $		$ 400,000	$ 1,700,000	$ 1,700,000	$ 1,400,000
Colstrip Units 1 and 2 [Member]
Loss Contingencies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%	50.00%
Colstrip Units 3 and 4 [Member]
Loss Contingencies [Line Items]
Equity Method Investment, Ownership Percentage		25.00%	25.00%
Sierra Club and Montana Environmental Information Center [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | $	$ 100,000
Sierra Club and Montana Environmental Information Center [Member] | Failure to Update Title V Permit | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	1
Sierra Club and Montana Environmental Information Center [Member] | Title V compliance certifications incomplete | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	1
Sierra Club and Montana Environmental Information Center [Member] | Opacity | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	1